INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income taxes paid (refund) [abstract]
INCOME TAXES [Text Block]

12. INCOME TAXES

The Company has approximately $1,200,000 in non-capital losses in the US that may be applied against future taxable income (expiring in 2032 or later).

The tax effect items that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2019 and 2018 are as follows:

	December 31,	December 31,
	2019	2018

Deferred income tax assets
Non-capital loss carry-forwards	$221,178	$137,251

Deferred income tax assets	$221,178	$137,251

Deficiency (excess) of carrying value over tax value of property, plant and equipment	$(195,048)	$(112,422)
Excess of carrying value over tax value of intangible assets	(26,130)	(24,829)

Deferred income tax liability	$(221,178)	$(137,251)

Net deferred tax asset (liability)	$-	$-

Significant unrecognized tax benefits and unused tax losses for which no deferred tax assets is recognized as of December 31, 2019 and 2018 are as follows:

	December 31,	December 31,
	2019	2018
Excess of tax value over carrying value of mineral properties	$9,333	$12,708
Non-capital losses carried forward	264,989	4,660,241
Lease liability	79,896	-

Unrecognized deductible temporary differences	$354,218	$4,672,949

Income tax expense differs from the amount that would be computed by applying the Canadian statutory income tax rate of 27.00% (2018 - $27.00%; 2017 - 26.00%) to income (loss) before income taxes as follows:

	December 31,	December 31,	December 31,
	2019	2018	2017
Income (loss) before income taxes	$3,334,043	$(56,711)	$(5,166,207)
Statutory income tax rate	27.00%	27.00%	26.00%
Income tax (benefit) liability computed at statutory tax rate	900,192	(15,312)	(1,343,214)
Items not deductible for income tax purposes	(12,564)	77,417	(100,626)
Under provision of taxes in prior years	36,225	-	-
Change in timing differences	135,130	(80,965)	187,473
Impact of foreign exchange on tax assets and liabilities	(39,116)	(90,212)	117,313
Difference between Canadian and foreign taxes	-	3,403	(464,959)
Effect of change in tax rates	-	(42,564)	-
Unused tax losses and tax offsets not recognized	(983,204)	148,233	1,431,580
Income tax expense (recovery)	36,663	-	(172,433)
Penalties and interest included in income tax expense (recovery)	27,989	(290,818)	-
Texas margin tax and branch tax	34,425	39,654	22,137
Income tax expense (recovery)	$99,077	$(251,164)	$(150,296)